Investments in Associates	12 Months Ended
Dec. 31, 2024
Disclosure of associates [abstract]
INVESTMENTS IN ASSOCIATES	INVESTMENTS IN ASSOCIATES
At December 31, 2024, the Company did not have investments in associates. At December 31, 2023, the Company held a 20.3% interest in Versamet, a mining royalty corporation with royalty assets primarily located in the Americas and Europe.
The following table summarizes the changes in the carrying amount of the Company’s investments in associates during the years ended December 31, 2024 and 2023:

	Note	Versamet	i-80 Gold	Total
Balance – December 31, 2022		$30,967	$119,867	$150,834
Dilution gain		—	953	953
Share of net loss		(1,704)	(15,761)	(17,465)
Sale of partial interest	10(b)	—	(20,053)	(20,053)
Reclassification of retained interest to marketable securities	10(b)	—	(85,006)	(85,006)
Balance – December 31, 2023		29,263	—	29,263
Dilution loss		(1,588)	—	(1,588)
Share of net income		702	—	702
Reclassification of retained interest to other non-current assets	10(a)	(28,377)	—	(28,377)
Balance – December 31, 2024		$—	$—	$—
(a)Versamet
On June 5, 2024, the Company’s equity interest in Versamet was reduced to 13.4% and the Company determined that it no longer had significant influence over Versamet. The carrying amount of the Company’s interest in Versamet was reclassified from investment in associate to investment in equity instruments measured at FVOCI and included within other non-current assets (note 11(a)). The Company recognized a gain of $5.6 million in other income, calculated as the difference between the fair value of the Company’s investment of $33.9 million and the carrying amount of the investment on the date of reclassification.
The fair value of the Company’s investment on the date of reclassification was determined based on the market price of C$0.80 per common share issued by Versamet in June 2024.
Summarized financial information in respect of Versamet as at and for the year ended December 31, 2023 and a reconciliation of the information presented to the carrying amount of the Company’s investment is set out below. The summarized financial information is based on amounts included in Versamet’s consolidated financial statements prepared in accordance with IFRS as of September 30, 2023, and adjustments made by the Company in applying the equity method, including fair value adjustments made on acquisition of the Company’s interest in the former associate.

December 31, 2023
Cash and cash equivalents	$6,034
Other current assets	315
Non-current assets	69,756
Total assets	76,105
Current liabilities	414
Non-current liabilities	16,039
Total liabilities	16,453
Net assets (100%)	$59,652

Equinox Gold’s share of net assets(1)	$20,531
Adjustments to Equinox Gold’s share of net assets	8,732
Carrying amount	$29,263
(1)At December 31, 2023, the Company’s share of net assets of Versamet is based on its 34.4% equity interest in Versamet as of September 30, 2023.
10.    INVESTMENTS IN ASSOCIATES (CONTINUED)
(a)Versamet (continued)

Year ended December 31	2023
Revenue	$1,845
Operating expense	(4,620)
Loss from operations	(2,775)
Other expense	(819)
Income tax recovery	696
Net loss and total comprehensive loss (100%)	$(2,898)

Equinox Gold’s share of Versamet’s net loss and total comprehensive loss(1)	$(997)
Adjustments to Equinox Gold’s share of Versamet’s net loss and total comprehensive loss	(707)
Equinox Gold’s total share of net loss and total comprehensive loss	$(1,704)
(1)The Company’s share of net loss and total comprehensive loss of Versamet for the twelve months ended September 30, 2023 is based on its 34.4% equity interest in Versamet during such period.